Matthews Pacific Tiger Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.9%

	Shares	Value
CHINA/HONG KONG: 40.1%
Alibaba Group Holding, Ltd. ADR[b]	2,191,400	$366,467,822
Ping An Insurance Group Co. of China, Ltd. H Shares	30,234,000	347,501,018
China Resources Land, Ltd.	76,938,000	322,264,595
Tencent Holdings, Ltd.	7,067,800	295,631,393
China Resources Beer Holdings Co., Ltd.	54,481,775	288,653,838
AIA Group, Ltd.	27,718,000	261,409,838
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	53,005,414	212,013,386
Hong Kong Exchanges & Clearing, Ltd.	6,114,000	179,201,610
Yum China Holdings, Inc.	3,721,510	169,068,199
China Mobile, Ltd. ADR	3,604,226	149,214,956
Kweichow Moutai Co., Ltd. A Shares	917,973	147,965,655
Dairy Farm International Holdings, Ltd.	22,254,946	140,265,669
Guotai Junan Securities Co., Ltd. H Sharesc,d,†	82,304,600	128,020,675
Fuyao Glass Industry Group Co., Ltd. H Sharesc,d,†	42,879,200	118,989,433
iQIYI, Inc. ADR[b]	4,668,800	75,307,744
China East Education Holdings, Ltd.[b,c,d]	31,700,000	57,861,449
Fuyao Glass Industry Group Co., Ltd. A Shares	17,242,604	51,950,514
Tencent Music Entertainment Group ADR[b]	3,464,500	44,241,665
Wise Talent Information Technology Co., Ltd.[b,d]	16,143,400	38,022,272
Hansoh Pharmaceutical Group Co., Ltd.[b,c,d]	6,230,000	19,136,313

Total China/Hong Kong		3,413,188,044

INDIA: 19.7%
Kotak Mahindra Bank, Ltd.	10,967,393	254,728,720
HDFC Bank, Ltd.	12,446,818	215,697,422
Housing Development Finance Corp., Ltd.	6,719,550	187,557,915
Titan Co., Ltd.	9,015,327	162,003,309
Tata Power Co., Ltd.†	180,316,487	159,142,841
ITC, Ltd.	39,202,500	143,833,370
Container Corp. of India, Ltd.	16,080,979	137,347,212
Sun Pharmaceutical Industries, Ltd.	24,278,196	133,616,074
Dabur India, Ltd.	21,117,482	133,373,329
United Spirits, Ltd.[b]	6,778,030	63,827,563
GAIL India, Ltd.	29,597,253	56,239,151
Just Dial, Ltd.b,†	3,307,840	32,237,981

Total India		1,679,604,887

SOUTH KOREA: 11.2%
NAVER Corp.	2,670,205	350,238,152
Samsung Electronics Co., Ltd.	4,755,250	194,699,224
DB Insurance Co., Ltd.†	3,570,463	153,792,263
Cheil Worldwide, Inc.	5,380,862	111,562,411
Orion Holdings Corp.†	5,656,566	75,181,984
S-1 Corp.	483,483	39,651,952
Amorepacific Corp.	140,798	16,520,100
Hugel, Inc.[b]	27,266	8,775,998

Total South Korea		950,422,084

INDONESIA: 8.4%
PT Bank Central Asia	100,580,000	215,036,925
PT Telekomunikasi Indonesia Persero	589,405,600	177,995,239
PT Indofood CBP Sukses Makmur	181,522,600	153,823,038

	Shares	Value
PT Mitra Keluarga Karyasehat[d]	383,065,700	$73,095,853
PT Telekomunikasi Indonesia Persero ADR	1,710,640	51,507,370
PT Surya Citra Media	533,163,200	43,574,703

Total Indonesia		715,033,128

THAILAND: 4.7%
Central Pattana Public Co., Ltd.	94,089,000	209,275,941
The Siam Cement Public Co., Ltd.	7,522,950	100,318,685
Kasikornbank Public Co., Ltd.	18,431,800	94,331,788

Total Thailand		403,926,414

TAIWAN: 4.4%
Delta Electronics, Inc.	33,921,182	144,925,182
President Chain Store Corp.	15,271,608	142,748,969
Synnex Technology International Corp.	72,350,921	84,617,061

Total Taiwan		372,291,212

PHILIPPINES: 2.7%
SM Prime Holdings, Inc.	164,670,771	118,207,714
GT Capital Holdings, Inc.	7,000,953	113,774,998

Total Philippines		231,982,712

SWITZERLAND: 2.4%
DKSH Holding AG†	4,039,869	201,659,773

Total Switzerland		201,659,773

MALAYSIA: 1.9%
Public Bank BHD	17,083,194	81,899,488
IHH Healthcare BHD	47,676,300	64,657,432
IHH Healthcare BHD	11,543,000	15,372,397

Total Malaysia		161,929,317

UNITED STATES: 1.8%
Cognizant Technology Solutions Corp. Class A	2,592,900	156,261,118

Total United States		156,261,118

VIETNAM: 1.7%
Vietnam Dairy Products JSC	25,995,440	145,387,944

Total Vietnam		145,387,944

JAPAN: 0.9%
LINE Corp. ADR[b]	2,094,000	75,258,360

Total Japan		75,258,360

TOTAL INVESTMENTS: 99.9%		8,506,944,993
(Cost $6,199,052,632)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.1%		4,885,202

NET ASSETS: 100.0%		$8,511,830,195

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Matthews Pacific Tiger Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $324,007,870, which is 3.81% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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